Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain financial performance of the Company. In determining CAP to the named executive officers, the Company is required to make various adjustments to the amounts that have been previously reported in the Summary Compensation Table (“SCT”) for the fiscal years presented, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”
Year (a)	Summary Compensation Table Total to CEO (b)	Compensation Actually Paid to CEO(1) (c)	Average Summary Compensation Table Total for Non-CEO NEOs(2) (d)	Average Compensation Actually Paid to Non-CEO NEOs(2) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)(5) (h)	Adjusted EBITDA (in thousands)(6) (i)
					Company TSR(3) (f)	Peer Group TSR(4) (g)
2023	$8,922,581	$10,501,439	$2,688,086	$4,041,336	$58.29	$210.85	$(117,420)	$126,806
2022	$6,101,031	$(1,912,798)	$1,432,824	$(866,781)	$54.95	$134.82	$8,741	$124,519
2021	$5,426,105	$1,231,283	$1,693,926	$467,057	$124.71	$189.64	$(56,037)	$93,120
2020	$4,419,653	$10,971,802	$1,370,738	$3,709,423	$186.01	$142.21	$(117,366)	$59,551

Notes:
(1)
The dollar amounts reported in column (c) represent the amount of CAP to our Chief Executive Officer (“CEO”), John A. Morris, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Morris during the applicable year. To calculate CAP to Mr. Morris, for each of the years shown, the following amounts were deducted from and added to SCT total compensation.

Year	SCT Total	Deductions from SCT Total (i)		Additions to SCT Total (ii)		CAP
2023	$8,922,581	-$	7,952,685	+$	9,531,543	$10,501,439
2022	$6,101,031	-$	5,499,988	+$	(2,513,842)	$(1,912,798)
2021	$5,426,105	-$	4,749,989	+$	555,167	$1,231,283
2020	$4,419,653	-$	3,906,234	+$	10,458,383	$10,971,802

(i)
Represents the grant date fair value of equity-based awards granted each year, as shown in the Share Awards column of the Summary Compensation Table.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the supplemental table below.

CEO Equity Component of CAP
Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$11,510,186	$(1,057,920)	$0	$(14,004)	$906,720	$0	$9,531,543
2022	$2,646,438	$(4,334,653)	$0	$(825,626)	$0	$0	$(2,513,842)
2021	$3,903,559	$(2,884,097)	$0	$(464,295)	$0	$0	$555,167
2020	$6,127,426	$2,966,889	$0	$1,364,068	$0	$0	$10,458,383
(2)
The dollar amounts reported in column (e) represent the average amount of CAP to the non-CEO named executive officers (“Non-CEO NEOs”) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. The Non-CEO NEOs reflected in columns (d) and (e) consist of the following individuals for each of the years shown: (i) Shaler Alias, Timothy J. Murphy, Tyler B. Dempsey and Michael F. Jackson for 2020; (ii) Shaler Alias, Timothy J. Murphy, Tyler B. Dempsey and Jacob H. Moore for 2021; (iii) Shaler Alias, Timothy J. Murphy, Tyler B. Dempsey, David Guthrie and Michael F. Jackson for 2022; and (iv) Timothy J. Murphy, Tyler B. Dempsey, David Guthrie and Jacob H. Moore for 2023. To calculate CAP to our Non-CEO NEOs for each of the years shown, the following amounts were deducted from and added to SCT total compensation.

Average Non-CEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total (i)		Additions to SCT Total (ii)		CAP
2023	$2,688,086	-$	1,418,022	+$	2,771,272	$4,041,336
2022	$1,432,824	-$	1,034,808	+$	(1,264,797)	$(866,781)
2021	$1,693,926	-$	954,815	+$	(272,054)	$467,057
2020	$1,370,738	-$	887,812	+$	3,226,498	$3,709,423

(i)
Represents the grant date fair value of equity-based awards granted each year, as shown in the Share Awards column of the Summary Compensation Table.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the supplemental table below

Average Non-CEO NEOs Equity Component of CAP:
Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$3,083,899	$(166,538)	$0	$(3,906)	$142,183	$0	$2,771,272
2022	$443,280	$(977,999)	$118,182	$(401,234)	$447,026	$0	$(1,264,797)
2021	$784,670	$(881,485)	$0	$(175,239)	$0	$0	$(272,054)
2020	$1,392,647	$1,277,679	$0	$556,172	$0	$0	$3,226,498
(3)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming reinvestment of all dividends, if any, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the constituent members of the Standard and Poor’s (“S&P”) 500 Index and S&P Information Technology Index.

(5)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(6)
Adjusted EBITDA is a non-GAAP financial measure that represents net income prior to interest expense, tax expense, depreciation and amortization, as adjusted to add back certain charges deemed to not be part of normal operating expenses, non-cash charges and/or non-recurring charges, such as loss on extinguishment of debt, loss on termination of interest rate hedge, non-cash change in fair value of contingent consideration, non-cash change in fair value of assets and liabilities, share-based compensation charges, transaction expenses, restructuring and other strategic initiative costs and other non-recurring charges. Please refer to p. 46 of our Annual Report on Form 10-K for reconciliations to the closest GAAP measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (c) represent the amount of CAP to our Chief Executive Officer (“CEO”), John A. Morris, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Morris during the applicable year.
(2)
	The dollar amounts reported in column (e) represent the average amount of CAP to the non-CEO named executive officers (“Non-CEO NEOs”) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. The Non-CEO NEOs reflected in columns (d) and (e) consist of the following individuals for each of the years shown: (i) Shaler Alias, Timothy J. Murphy, Tyler B. Dempsey and Michael F. Jackson for 2020; (ii) Shaler Alias, Timothy J. Murphy, Tyler B. Dempsey and Jacob H. Moore for 2021; (iii) Shaler Alias, Timothy J. Murphy, Tyler B. Dempsey, David Guthrie and Michael F. Jackson for 2022; and (iv) Timothy J.
Peer Group Issuers, Footnote
(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the constituent members of the Standard and Poor’s (“S&P”) 500 Index and S&P Information Technology Index.

PEO Total Compensation Amount	$ 8,922,581	$ 6,101,031	$ 5,426,105	$ 4,419,653
PEO Actually Paid Compensation Amount	$ 10,501,439	(1,912,798)	1,231,283	10,971,802
Adjustment To PEO Compensation, Footnote
(1)
The dollar amounts reported in column (c) represent the amount of CAP to our Chief Executive Officer (“CEO”), John A. Morris, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Morris during the applicable year. To calculate CAP to Mr. Morris, for each of the years shown, the following amounts were deducted from and added to SCT total compensation.

Year	SCT Total	Deductions from SCT Total (i)		Additions to SCT Total (ii)		CAP
2023	$8,922,581	-$	7,952,685	+$	9,531,543	$10,501,439
2022	$6,101,031	-$	5,499,988	+$	(2,513,842)	$(1,912,798)
2021	$5,426,105	-$	4,749,989	+$	555,167	$1,231,283
2020	$4,419,653	-$	3,906,234	+$	10,458,383	$10,971,802

(i)
Represents the grant date fair value of equity-based awards granted each year, as shown in the Share Awards column of the Summary Compensation Table.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the supplemental table below.

CEO Equity Component of CAP
Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$11,510,186	$(1,057,920)	$0	$(14,004)	$906,720	$0	$9,531,543
2022	$2,646,438	$(4,334,653)	$0	$(825,626)	$0	$0	$(2,513,842)
2021	$3,903,559	$(2,884,097)	$0	$(464,295)	$0	$0	$555,167
2020	$6,127,426	$2,966,889	$0	$1,364,068	$0	$0	$10,458,383

Non-PEO NEO Average Total Compensation Amount	$ 2,688,086	1,432,824	1,693,926	1,370,738
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,041,336	(866,781)	467,057	3,709,423
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in column (e) represent the average amount of CAP to the non-CEO named executive officers (“Non-CEO NEOs”) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. The Non-CEO NEOs reflected in columns (d) and (e) consist of the following individuals for each of the years shown: (i) Shaler Alias, Timothy J. Murphy, Tyler B. Dempsey and Michael F. Jackson for 2020; (ii) Shaler Alias, Timothy J. Murphy, Tyler B. Dempsey and Jacob H. Moore for 2021; (iii) Shaler Alias, Timothy J. Murphy, Tyler B. Dempsey, David Guthrie and Michael F. Jackson for 2022; and (iv) Timothy J. Murphy, Tyler B. Dempsey, David Guthrie and Jacob H. Moore for 2023. To calculate CAP to our Non-CEO NEOs for each of the years shown, the following amounts were deducted from and added to SCT total compensation.

Average Non-CEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total	Deductions from SCT Total (i)		Additions to SCT Total (ii)		CAP
2023	$2,688,086	-$	1,418,022	+$	2,771,272	$4,041,336
2022	$1,432,824	-$	1,034,808	+$	(1,264,797)	$(866,781)
2021	$1,693,926	-$	954,815	+$	(272,054)	$467,057
2020	$1,370,738	-$	887,812	+$	3,226,498	$3,709,423

(i)
Represents the grant date fair value of equity-based awards granted each year, as shown in the Share Awards column of the Summary Compensation Table.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the supplemental table below

Average Non-CEO NEOs Equity Component of CAP:
Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$3,083,899	$(166,538)	$0	$(3,906)	$142,183	$0	$2,771,272
2022	$443,280	$(977,999)	$118,182	$(401,234)	$447,026	$0	$(1,264,797)
2021	$784,670	$(881,485)	$0	$(175,239)	$0	$0	$(272,054)
2020	$1,392,647	$1,277,679	$0	$556,172	$0	$0	$3,226,498

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Income
The following graph illustrates the relationship between net income and CAP. The Company does not use net income as a performance measure in its overall executive compensation program.

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
The three items listed below represent the most important metrics we used to determine CAP for FY2023 as further described in our Compensation Discussion and Analysis (CD&A).
Most Important Performance Measures
Adjusted EBITDA
Normalized Organic Gross Profit Growth
Total Stockholder Return

Total Shareholder Return Amount	$ 58.29	54.95	124.71	186.01
Peer Group Total Shareholder Return Amount	210.85	134.82	189.64	142.21
Net Income (Loss)	$ (117,420,000)	$ 8,741,000	$ (56,037,000)	$ (117,366,000)
Company Selected Measure Amount	126,806,000	124,519,000	93,120,000	59,551,000
PEO Name	John A. Morris
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
Adjusted EBITDA is a non-GAAP financial measure that represents net income prior to interest expense, tax expense, depreciation and amortization, as adjusted to add back certain charges deemed to not be part of normal operating expenses, non-cash charges and/or non-recurring charges, such as loss on extinguishment of debt, loss on termination of interest rate hedge, non-cash change in fair value of contingent consideration, non-cash change in fair value of assets and liabilities, share-based compensation charges, transaction expenses, restructuring and other strategic initiative costs and other non-recurring charges. Please refer to p. 46 of our Annual Report on Form 10-K for reconciliations to the closest GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Normalized Organic Gross Profit Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Total Stockholder Return
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,952,685)	$ (5,499,988)	$ (4,749,989)	$ (3,906,234)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,531,543	(2,513,842)	555,167	10,458,383
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,510,186	2,646,438	3,903,559	6,127,426
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,057,920)	(4,334,653)	(2,884,097)	2,966,889
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,004)	(825,626)	(464,295)	1,364,068
PEO | Change In Fair Value At The End Of The Prior Year Of Equity Awards That Were Forfeited In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	906,720	0	0	0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,418,022)	(1,034,808)	(954,815)	(887,812)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,771,272	(1,264,797)	(272,054)	3,226,498
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,083,899	443,280	784,670	1,392,647
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,538)	(977,999)	(881,485)	1,277,679
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	118,182	0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,906)	(401,234)	(175,239)	556,172
Non-PEO NEO | Change In Fair Value At The End Of The Prior Year Of Equity Awards That Were Forfeited In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,183	447,026	0	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0